UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Shares [Member]	Common Shares [Member]	Treasury Shares [Member]	Additional Paid in Capital [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2024	$ 2	$ 0	$ 0	$ 11,616	$ 128	$ 11,746
Balance (in shares) at Dec. 31, 2024	1,515,000	7,250
Treasury Shares Balance (in Shares) at Dec. 31, 2024			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares, net of deferred issuance costs (Note 8)	$ 0	$ 0	$ 0	12,565	0	12,565
Issuance of common shares, net of deferred issuance costs (Note 8) (in shares)	0	429,796	0
Dividends paid in cash and in kind (Note 8)	$ 0	$ 0	$ 0	(2,402)	0	(2,402)
Issuance of Series A Preferred Shares (Note 8)	$ 0	$ 0	$ 0	2,249	0	2,249
Issuance of Series A Preferred Shares (Note 8) (in shares)	2,249	0	0
Net loss for the period	$ 0	$ 0	$ 0	0	(3,694)	(3,694)
Balance at Jun. 30, 2025	$ 2	$ 0	$ 0	24,028	(3,566)	20,464
Balance (in shares) at Jun. 30, 2025	1,517,249	437,046
Treasury Shares Balance (in Shares) at Jun. 30, 2025			0
Balance at Dec. 31, 2025	$ 2	$ 1	$ 0	25,444	(4,069)	$ 21,378
Balance (in shares) at Dec. 31, 2025	1,518,954	691,977
Treasury Shares Balance (in Shares) at Dec. 31, 2025			0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares, net of deferred issuance costs (Note 8)	$ 0	$ 3	$ 0	6,457	0	$ 6,460
Issuance of common shares, net of deferred issuance costs (Note 8) (in shares)	0	3,178,419	0
Repurchase of common shares (Note 8)	$ 0	$ 0	$ (107)	0	0	(107)
Repurchase of common shares (Note 8) (in Shares)	0	0	(111,082)
Dividends paid in cash and in kind (Note 8)	$ 0	$ 0	$ 0	(2,436)	0	(2,436)
Issuance of Series A Preferred Shares (Note 8)	$ 0	$ 0	$ 0	2,436	0	2,436
Issuance of Series A Preferred Shares (Note 8) (in shares)	2,436	0	0
Net loss for the period	$ 0	$ 0	$ 0	0	(367)	(367)
Balance at Jun. 30, 2026	$ 2	$ 4	$ (107)	$ 31,901	$ (4,436)	$ 27,364
Balance (in shares) at Jun. 30, 2026	1,521,390	3,870,396
Treasury Shares Balance (in Shares) at Jun. 30, 2026			(111,082)			111,082